Schedule of non-controlling interest (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Disclosure of subsidiaries [line items]
Current assets	$ 314,553	$ 276,621	[1]
Current liabilities	52,685	12,125	[1]
Non-controlling interests	1,000
Neal Up Brands Inc
Disclosure of subsidiaries [line items]
Current assets	2,500	0
Non-current assets	0	0
Current liabilities	0	0
Non-current liabilities	0	0
Net assets	$ 2,500	$ 0
Non-controlling interest (%)	40.00%	0.00%
Non-controlling interests	$ 1,000	$ 0

[1]	Restated